Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Business
Business
Gulfport Energy Corporation (“Gulfport” or the “Company”) is an independent oil and gas exploration, development and production company with its principal properties located in the Louisiana Gulf Coast, the Utica Shale in Eastern Ohio and in Western Colorado in the Niobrara Formation and has investments in companies operating in the Permian Basin in West Texas, Canada and Thailand.

Cash And Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents for purposes of the statement of cash flows.
Principles Of Consolidation
Principles of Consolidation
The consolidated financial statements include the Company and its wholly owned subsidiaries, Grizzly Holdings Inc., Jaguar Resources LLC, Gator Marine, Inc., Gator Marine Ivanhoe, Inc., Westhawk Minerals LLC and Puma Resources, Inc. All intercompany balances and transactions are eliminated in consolidation.

Accounts Receivable
Accounts Receivable
The Company’s accounts receivable—oil and gas primarily are from companies in the oil and gas industry. The majority of its receivables are from two purchasers of the Company’s oil and gas. Credit is extended based on evaluation of a customer’s payment history and, generally, collateral is not required. Accounts receivable are due within 30 days and are stated at amounts due from customers, net of an allowance for doubtful accounts when the Company believes collection is doubtful. Accounts outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the customer’s current ability to pay its obligation to the Company, amounts which may be obtained by an offset against production proceeds due the customer and the condition of the general economy and the industry as a whole. The Company writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts.

Oil And Gas Properties
Oil and Gas Properties
The Company uses the full cost method of accounting for oil and gas operations. Accordingly, all costs, including nonproductive costs and certain general and administrative costs directly associated with acquisition, exploration and development of oil and gas properties, are capitalized. Under the full cost method of accounting, the Company is required to perform a ceiling test each quarter. The test determines a limit, or ceiling, on the book value of the oil and gas properties. Net capitalized costs are limited to the lower of unamortized cost net of deferred income taxes or the cost center ceiling. The cost center ceiling is defined as the sum of (a) estimated future net revenues, discounted at 10% per annum, from proved reserves, based on the 12-month unweighted average of the first-day-of-the-month price for 2012, 2011 and 2010, adjusted for any contract provisions or financial derivatives, if any, that hedge the Company’s oil and natural gas revenue, and excluding the estimated abandonment costs for properties with asset retirement obligations recorded on the balance sheet, (b) the cost of properties not being amortized, if any, and (c) the lower of cost or market value of unproved properties included in the cost being amortized, including related deferred taxes for differences between the book and tax basis of the oil and natural gas properties. If the net book value, including related deferred taxes, exceeds the ceiling, an impairment or noncash writedown is required.
Such capitalized costs, including the estimated future development costs and site remediation costs of proved undeveloped properties are depleted by an equivalent units-of-production method, converting gas to barrels at the ratio of six Mcf of gas to one barrel of oil. No gain or loss is recognized upon the disposal of oil and gas properties, unless such dispositions significantly alter the relationship between capitalized costs and proven oil and gas reserves. Oil and gas properties not subject to amortization consist of the cost of unproved leaseholds and totaled $626,295,000 and $138,623,000 at December 31, 2012 and December 31, 2011, respectively. These costs are reviewed quarterly by management for impairment. If impairment has occurred, the portion of cost in excess of the current value is transferred to the cost of oil and gas properties subject to amortization. Factors considered by management in its impairment assessment include drilling results by Gulfport and other operators, the terms of oil and gas leases not held by production, and available funds for exploration and development.
The Company accounts for its abandonment and restoration liabilities under FASB ASC Topic 410, “Asset Retirement and Environmental Obligations” (“FASB ASC 410”), which requires the Company to record a liability equal to the fair value of the estimated cost to retire an asset. The asset retirement liability is recorded in the period in which the obligation meets the definition of a liability, which is generally when the asset is placed into service. When the liability is initially recorded, the Company increases the carrying amount of oil and natural gas properties by an amount equal to the original liability. The liability is accreted to its present value each period, and the capitalized cost is included in capitalized costs and depreciated consistent with depletion of reserves. Upon settlement of the liability or the sale of the well, the liability is reversed. These liability amounts may change because of changes in asset lives, estimated costs of abandonment or legal or statutory remediation requirements.

Other Property And Equipment	Other Property and Equipment Depreciation of other property and equipment is provided on a straight-line basis over the estimated useful lives of the related assets, which range from 3 to 30 years.
Foreign Currency
Foreign Currency
The U.S. dollar is the functional currency for Gulfport’s consolidated operations. However, the Company has an equity investment in a Canadian entity whose functional currency is the Canadian dollar. The assets and liabilities of the Canadian investment are translated into U.S. dollars based on the current exchange rate in effect at the balance sheet dates. Canadian income and expenses are translated at average rates for the periods presented. Translation adjustments have no effect on net income and are included in accumulated other comprehensive income in stockholders’ equity. The following table presents the balances of the Company’s cumulative translation adjustments included in accumulated other comprehensive income.

Net Income Per Common Share
Net Income per Common Share
Basic net income per common share is computed by dividing income attributable to common stock by the weighted average number of common shares outstanding for the period. Diluted net income per common share reflects the potential dilution that could occur if options or other contracts to issue common stock were exercised or converted into common stock. Potential common shares are not included if their effect would be anti-dilutive. Calculations of basic and diluted net income per common share are illustrated in Note 12.

Income Taxes
Income Taxes
Gulfport uses the asset and liability method of accounting for income taxes, under which deferred tax assets and liabilities are recognized for the future tax consequences of (1) temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and (2) operating loss and tax credit carryforwards. Deferred income tax assets and liabilities are based on enacted tax rates applicable to the future period when those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income during the period the rate change is enacted. Deferred tax assets are recognized as income in the year in which realization becomes determinable. A valuation allowance is provided for deferred tax assets when it is more likely than not the deferred tax assets will not be realized.
The Company is subject to U.S. federal income tax as well as income tax of multiple jurisdictions. The Company’s 1998 – 2012 U.S. federal and state income tax returns remain open to examination by tax authorities, due to net operating losses. As of December 31, 2012, the Company has no unrecognized tax benefits that would have a material impact on the effective rate. The Company recognizes interest and penalties related to income tax matters as interest expense and general and administrative expenses, respectively. For the year ended December 31, 2012, there is no interest or penalties associated with uncertain tax positions in the Company’s consolidated financial statements.

Revenue Recognition
Revenue Recognition
Gas revenues are recorded in the month produced and delivered to the purchaser using the entitlement method, whereby any production volumes received in excess of the Company’s ownership percentage in the property are recorded as a liability. If less than Gulfport’s entitlement is received, the underproduction is recorded as a receivable. At December 31, 2012, the Company had a gas imbalance liability of approximately $354,000. At December 31, 2011, the Company had no imbalances. Oil revenues are recognized when ownership transfers, which occurs in the month produced.

Investments-Equity Method
Investments—Equity Method
Investments in entities greater than 20% and less than 50% are accounted for under the equity method. Under the equity method, the Company’s share of investees’ earnings or loss is recognized in the statement of operations. In accordance with FASB ASC 825, "Financial Instruments," the Company has elected the fair value option of accounting for its equity method investment in Diamondback Energy Inc.'s ("Diamondback") stock. At the end of each reporting period, the quoted closing market price of Diamondback's stock is multiplied by the total shares owned by the Company and the resulting gain or loss is recognized in (income) loss from equity method investments in the consolidated statements of operations.
The Company reviews its investments to determine if a loss in value which is other than a temporary decline has occurred. If such loss has occurred, the Company recognizes an impairment provision. There was no impairment of equity method investments at December 31, 2012 or 2011.

Accounting For Stock-Based Compensation
Accounting for Stock-Based Compensation
The Company accounts for stock-based compensation in accordance with the provisions of FASB ASC Topic 718, “Compensation—Stock Compensation” (“FASB ASC 718”). FASB ASC 718 requires share-based payments to employees, including grants of employee stock options and restricted stock, to be recognized as equity or liabilities at the fair value on the date of grant and to be expensed over the applicable vesting period.

Accounting For Derivative Instruments And Hedging Activities
Accounting for Derivative Instruments and Hedging Activities
The Company may seek to reduce its exposure to unfavorable changes in oil prices by utilizing energy swaps and collars, or fixed-price contracts. The Company follows the provisions of FASB ASC 815, “Derivatives and Hedging” (“FASB ASC 815”) as amended. It requires that all derivative instruments be recognized as assets or liabilities in the balance sheet, measured at fair value.
The Company estimates the fair value of all derivative instruments using established index prices and other sources. These values are based upon, among other things, futures prices, correlation between index prices and the Company’s realized prices, time to maturity and credit risk. The values reported in the consolidated financial statements change as these estimates are revised to reflect actual results, changes in market conditions or other factors.
The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Designation is established at the inception of a derivative, but re-designation is permitted. For derivatives designated as cash flow hedges and meeting the effectiveness guidelines of FASB ASC 815, changes in fair value are recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. Hedge effectiveness is measured at least quarterly based on the relative changes in fair value between the derivative contract and the hedged item over time. Any change in fair value resulting from ineffectiveness is recognized immediately in earnings.

Use Of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Significant estimates with regard to these financial statements include the estimate of proved oil and gas reserve quantities and the related present value of estimated future net cash flows there from, the amount and timing of asset retirement obligations, the realization of deferred tax assets and the realization of future net operating loss carryforwards available as reductions of income tax expense. The estimate of the Company’s oil and gas reserves is used to compute depletion, depreciation, amortization and impairment of oil and gas properties.

Reclassification	ReclassificationCertain reclassifications have been made to prior period financial statements to conform to current period presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2013, the FASB issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income," which requires additional information about amounts reclassified out of accumulated other comprehensive income by component. This ASU requires the presentation, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, a cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The requirements of this ASU are effective prospectively for reporting periods beginning after December 15, 2012 with early adoption permitted. The Company will adopt the provisions of this ASU for reporting periods in 2013 and does not expect the adoption of this ASU to have a material effect on its consolidated financial statements.
In May 2011, the FASB issued ASU No. 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS,” which provides amendments to FASB ASC Topic 820, “Fair Value Measurements and Disclosure” (“FASB ASC 820”). The purpose of the amendments in this update is to create common fair value measurement and disclosure requirements between GAAP and IFRS. The amendments change certain fair value measurement principles and enhance the disclosure requirements. The amendments to FASB ASC 820 were effective for interim and annual periods beginning after December 15, 2011. Adoption of this ASU for reporting periods in 2012 had no impact on the Company's financial position or results of operations.
In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income: Presentation of Comprehensive Income,” which provides amendments to FASB ASC Topic 220, “Comprehensive Income” (“FASB ASC 220”). The purpose of the amendments in this update is to provide a more consistent method of presenting non-owner transactions that affect an entity’s equity. The amendments eliminate the option to report other comprehensive income and its components in the statement of changes in stockholders’ equity and require an entity to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement or in two separate but consecutive statements. The amendments to FASB ASC 220 were effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this ASU for reporting periods in 2012 and reports the components of net income and the components of other comprehensive income in two separate but consecutive statements. Adoption of this ASU had no impact on the Company's financial position or results of operations.

Fair Value of Financia Instruments, Policy
The carrying amounts on the accompanying consolidated balance sheet for cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, and current and long-term debt related to the building loans are carried at cost, which approximates market value.
At December 31, 2012 the carrying value of the outstanding debt represented by the Notes was $296,895,000, including the remaining unamortized discount of approximately $3,595,000 related to the October Notes and the remaining unamortized premium of approximately $490,000 related to the December Notes. Based on the quoted market price, the fair value of the Notes was determined to be approximately $308,250,000 at December 31, 2012.
The fair value of the derivative instruments is computed based on the difference between the prices provided by the fixed-price contracts and forward market prices as of the specified date, as adjusted for basis differentials. Forward market prices for oil are dependent upon supply and demand factors in such forward market and are subject to significant volatility.